[logo]   FEDERATED INVESTORS

                                             Fund for
                                             U.S. Government
                                             Securities, Inc.


                                             26th Semi-Annual Report
                                             September 30, 1995


                                             Established 1969

                                             FIXED INCOME


President's Message
------------------------------------------------------------------------------


Dear Fellow Shareholder:

I am pleased to present the 26th Semi-Annual Report for Fund for U.S. Government Securities, Inc., which covers the six-month period from April 1, 1995, to September 30, 1995.

This report begins with an interview with the fund's portfolio manager Kathy Foody-Malus, Vice President, Federated Advisers. Following her comments are a complete listing of the holdings in the fund's portfolio, investment performance graphs, and the financial statements. In addition, Financial Highlights tables have been included for Class A Shares, Class B Shares, and Class C Shares.
An attractive level of current income for shareholders is the fund's goal. To pursue this goal, the fund invests primarily in short-to-intermediate term U.S. government mortgage-backed securities and U.S. Treasury notes or bonds. The fund is rated AAAf by Standard & Poor's Ratings Group, the highest rating given by this independent mutual fund rating service.*

As of September 30, 1995, the fund's portfolio as a percentage of net assets consisted of the following:

Federal Home Loan Mortgage Corp.              2.9%    $   43,561,912
Federal National Mortgage Association        12.9%    $  196,520,061
Government National Mortgage Association     68.0%    $1,032,231,808
Repurchase Agreements                        20.5%    $  311,080,000
Treasury Notes                               14.3%    $  216,629,900

In July of this year, the Federal Reserve Board lowered short-term interest rates from 6% to 5.75%. This followed seven increases that had doubled those same rates between early 1994 and early 1995. Just as those increases had depressed bond prices, July's interest rate decrease boosted bond prices across the U.S. government bond market. The present level of bond prices reflects attractive investment value and return--in other words, a "buyer's market."

During the six-month period, the fund's net asset value rose 2.47% from $7.67 on April 1, 1995 to $7.86 on September 30, 1995. Fund assets also increased by $35.6 million to reach over $1.5 billion on September 30, 1995.

Dividends paid per share during the reporting period totaled $0.29 for Class A Shares, $0.26 for Class B Shares, and $0.26 for Class C Shares.

We are optimistic that most of the interest rate increases are now behind us. We believe that the remainder of 1995 and 1996 should be more favorable for mortgage-backed securities selected for the fund.

As always, we welcome your comments and suggestions.

Very sincerely yours,


J. Christopher Donahue
President
November 15, 1995

*This rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure, and management. They monitor the portfolio monthly for developments that could cause changes in ratings. The rating itself does not remove market risks.


Investment Review
------------------------------------------------------------------------------

Kathy Foody-Malus
Vice President
Federated Advisers

How would you define Fund for U.S. Government Securities, Inc. against the broad array of fixed-income investments?

The fund is defined as a short-to-intermediate bond fund, which means it can be compared to a four-to five-year U.S. Treasury note. The fund's holdings of U.S. Treasury notes and GNMAs represent the majority of its investments. The fund invests in other U.S. government and agency paper for the express purpose of creating income and offering lower volatility in the fund's net asset value.

What are the fund's vital statistics and investment objective?

As of September 30, 1995, total net assets were $1.5 billion, and the average 30-day SEC yield of Class A Shares was 6.05%* based on the offering price of $8.23. The 30-day SEC yield for Class B and Class C Shares was 5.52% and 5.49%,* respectively. For the twelve months ended September 30, 1995, the Class A Shares' average annual one-year, five-year and ten-year total returns based on offering price were 5.96%, 6.23% and 7.48%,* respectively. Class B Shares' average annual one-year and since inception (7/26/94) returns were 4.42% and 4.31%,* respectively. Class C Shares' average annual one-year and since inception (4/27/93) returns were 9.06% and 3.42%, respectively.*

For the twelve months ended September 30, 1995, the Lipper Mortgage Fund Average, which is not adjusted to reflect sales charges, was 11.68%. The fund is rated AAAf, the highest mutual fund credit rating of Standard & Poor's Rating Group, and will continue to provide monthly cash flow and daily liquidity while seeking competitive yields.**


* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** This rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure, and management. They monitor the portfolio monthly for developments that could cause changes in ratings. The rating itself does not remove market risks.

Can you comment on the interest rate environment over the six-month period?

During the semi-annual reporting period, interest rates declined across the entire yield curve. The decline in interest rates was in response to weaker economic data such as the industrial sector data via new factory orders and the purchasing manager's index.

Offsetting the weakness in the industrial sector was the employment picture which showed much stronger monthly employment data as well as weekly initial claims. The critical key to the U.S. economy remains the consumer. For example, the recent housing rebound reflects the lure of lower interest rates. However, given the late stage of the business cycle, the odds are against housing continuing to remain strong.

Although economic data has been quite mixed, the U.S. Treasury market during this time period has chosen to focus on the economic data which has shown signs of a weakening economy.

How did investors respond to this, and how did mortgage-backed securities ultimately perform?

Mortgage securities performed well relative to U.S. Treasuries in the first quarter of 1995, and then underperformed their U.S. Treasury counterparts during the second quarter. With the U.S. Treasury market rallying during this time period, spreads on mortgage securities were widening because of an increase in volatility, heightened prepayment fears, and investor selling of mortgage securities in an attempt to keep positively convex securities in their portfolios. However, as the third quarter started, the risk return profile in mortgages shifted in their favor. Over the quarter, mortgage securities across the board performed extremely well versus similar duration U.S. Treasuries.

Performance in the mortgage market going forward will continue to be driven strongly by market direction.

U.S. Treasuries currently represent approximately 15% of the fund's portfolio. Would you explain their role in the fund's strategy?

The Treasury position acts as a hedge against mortgage prepayments and helps cushion overall performance by adding predictable cash flows. Current investment strategy emphasizes a diversified range of coupons averaging 8.32% and offering a weighted average effective duration of
3.7 years. Considering the fund's total portfolio, it will have price volatility similar to an intermediate-term government security as well as daily liquidity and U.S. government/agency guarantees.


What's your outlook now?

Throughout different time periods of 1995, interest rate volatility has been the driving force in the performance of the mortgage market. Over the next six months, barring a major interest rate rally, which Federated does not anticipate, the mortgage market should perform well. Interest rate volatility has been on the decline, and this trend should continue moving forward. The mortgage market should also benefit from lower levels of mortgage originations coupled with wider yield spreads which will attract demand.

How are you structuring the portfolio to reflect this outlook?

The current structure of the portfolio calls for a neutral duration strategy. With the mortgage to U.S. Treasury relationship having been very market directional, the bias has been to favor current coupon mortgage securities and U.S. Treasuries in the ten-year area of the yield curve.

Portfolio structure continues to favor an overweighted position in mortgage-backed securities as they are expected to provide good long-term value versus other fixed-income assets. The assessment of mortgage security value resides in the belief that volatility is on the decline, future supply levels are limited, and prepayment risk will be less onerous than first thought.

Could you please comment on the recent dividend reduction for Fund for U.S. Government Securities, Inc.?

The recent dividend reduction, which virtually all intermediate-term mortgage funds experienced, was due to a decline of more than 2% in intermediate-term interest rates that began early in 1995. In this rate environment, we're reinvesting the principal from higher-yielding securities in securities currently yielding 6-1/2% to 7%. The fund still offers a competitive yield of about 1% over intermediate-term U.S. Treasury notes.

Two Ways You May Seek to Invest for Success in
Fund for U.S. Government Securities, Inc.
------------------------------------------------------------------------------


Initial Investment:

If you had made an initial investment of $26,000 in the Class A Shares of Fund for U.S. Government Securities, Inc. on 10/6/69, reinvested your dividends and capital gains, and didn't redeem any shares, your account would be worth $176,578 on 9/30/95. You would have earned a 7.65%* average annual total return for the 26-year investment lifespan--quite attractive for a government income fund, especially during a time when the economic markets went through several cycles.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/95, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 5.96%, 6.23%, and 7.48%, respectively. Class B Shares' average annual one-year and since inception (7/26/94) total returns were 4.42% and 4.31%, respectively. Class C Shares' average annual one-year and since inception (4/27/93) were 9.06% and 3.42%, respectively.*


Graphic representation "A" omitted.  See Appendix.



* The total return stated takes into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares and the 1.00% contingent deferred sales charge for Class C
Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Fund for U.S. Government Securities, Inc.
------------------------------------------------------------------------------

One Step at a Time:

$1,000 invested each year for 26 years (reinvesting all dividends and capital gains) grew to $87,378.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Fund for U.S. Government Securities, Inc. on 10/6/69, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $26,000, but your account would have reached a total value of $87,378* by 9/30/95. You would have earned an average annual total return of 8.08%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!


Graphic representation "B" omitted.  See Appendix.


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.
Fund for U.S. Government Securities, Inc.--
Hypothetical Investor Profile: Investing for Current Income
------------------------------------------------------------------------------

Ten years ago, on September 30, 1985, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Fund for U.S. Government Securities, Inc. because it invests in government securities which traditionally are some of the safest, most credit-worthy securities issued in America.

They like the way they can use their Fund for U.S. Government
Securities, Inc. account for an occasional extravagance--like a $50,000 Jaguar--without touching their original principal.

The Laughlin's account totaled $207,327 as of 9/30/95 for a total return of 7.56%.


Graphic representation "C" omitted.  See Appendix.



This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.


Fund for U.S. Government Securities, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
LONG-TERM U.S. GOVERNMENT OBLIGATIONS--98.1%
----------------------------------------------------------------------------------------------
                (A)FEDERAL HOME LOAN MORTGAGE CORP. PC--2.9%
                ------------------------------------------------------------------------------
$      431,528  12.50%, 7/1/2011-4/1/2013                                                       $        484,519
                ------------------------------------------------------------------------------
        61,501  12.00%, 3/1/2015                                                                          68,630
                ------------------------------------------------------------------------------
     9,223,712  11.00%, 6/1/2010-7/1/2019                                                             10,144,734
                ------------------------------------------------------------------------------
    11,146,692  10.50%, 2/1/2020-10/1/2020                                                            12,146,216
                ------------------------------------------------------------------------------
    21,000,000  7.00%, 9/1/2025                                                                       20,717,813
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 43,561,912
                ------------------------------------------------------------------------------  ----------------
                (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.9%
                ------------------------------------------------------------------------------
     3,477,840  11.50%, 11/1/2015                                                                      3,884,260
                ------------------------------------------------------------------------------
    25,409,604  11.00%, 9/1/2010--5/1/2023                                                            28,204,406
                ------------------------------------------------------------------------------
    15,000,000  (b)7.50%, 9/1/2025                                                                    15,098,250
                ------------------------------------------------------------------------------
    30,000,000  (b)7.00%, 9/1/2025                                                                    30,299,700
                ------------------------------------------------------------------------------
    79,084,563  7.00%, 8/1/2025-9/1/2025                                                              77,848,292
                ------------------------------------------------------------------------------
    41,773,321  6.50%, 6/1/2009-9/1/2010                                                              41,185,153
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                196,520,061
                ------------------------------------------------------------------------------  ----------------
                (a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MPT--68.0%
                ------------------------------------------------------------------------------
     2,324,335  13.00%, 12/15/2010-12/15/2014                                                          2,678,658
                ------------------------------------------------------------------------------
     2,564,170  12.50%, 2/15/2011-7/20/2015                                                            2,936,452
                ------------------------------------------------------------------------------
    18,429,867  12.00%, 5/15/2011-1/15/2016                                                           20,874,339
                ------------------------------------------------------------------------------
    20,624,726  11.50%, 3/15/2010-9/15/2018                                                           23,182,366
                ------------------------------------------------------------------------------
    15,436,258  11.00%, 12/15/2009-10/15/2019                                                         17,246,045
                ------------------------------------------------------------------------------
    22,370,326  10.50%, 1/15/2014-9/15/2019                                                           24,663,060
                ------------------------------------------------------------------------------
    80,353,232  10.00%, 4/15/2016-1/15/2021                                                           87,602,447
                ------------------------------------------------------------------------------
   122,962,087  9.50%, 9/15/2016-1/15/2025                                                           131,980,176
                ------------------------------------------------------------------------------
   125,470,159  9.00%, 11/15/2019-1/15/2025                                                          132,677,510
                ------------------------------------------------------------------------------
    90,602,548  8.50%, 5/15/2021-1/15/2025                                                            94,457,979
                ------------------------------------------------------------------------------
       612,421  8.20%, 6/15/2012-5/15/2013                                                               619,108
                ------------------------------------------------------------------------------



Fund for U.S. Government Securities, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
LONG-TERM U.S. GOVERNMENT OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------------------
                (a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MPT--CONTINUED
                ------------------------------------------------------------------------------
$  205,258,337  8.00%, 8/15/2022-9/15/2025                                                      $    211,091,779
                ------------------------------------------------------------------------------
    85,000,000  (b)7.50%, 9/15/2025                                                                   85,849,150
                ------------------------------------------------------------------------------
    58,643,447  7.50%, 1/15/2023-9/15/2023                                                            59,229,295
                ------------------------------------------------------------------------------
   137,000,000  (b)7.0%, 9/15/2025                                                                   135,457,380
                ------------------------------------------------------------------------------
     1,705,265  7.0%, 7/15/2023-6/15/2024                                                              1,686,064
                ------------------------------------------------------------------------------  ----------------
                Total                                                                              1,032,231,808
                ------------------------------------------------------------------------------  ----------------
                U.S. TREASURY NOTES--14.3%
                ------------------------------------------------------------------------------
    70,000,000  7.875%, 11/15/2004                                                                    77,906,500
                ------------------------------------------------------------------------------
    85,000,000  7.50%, 11/15/2001-2/15/2005                                                           92,432,600
                ------------------------------------------------------------------------------
    30,000,000  7.25%, 5/15/2004                                                                      32,051,400
                ------------------------------------------------------------------------------
     8,000,000  6.75%, 6/30/1999                                                                       8,202,800
                ------------------------------------------------------------------------------
     6,000,000  6.25%, 2/15/2003                                                                       6,036,600
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                216,629,900
                ------------------------------------------------------------------------------  ----------------
                TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS
                (IDENTIFIED COST $1,463,705,678)                                                   1,488,943,681
                ------------------------------------------------------------------------------  ----------------
(C)REPURCHASE AGREEMENTS--20.5%
----------------------------------------------------------------------------------------------
    19,080,000  J.P. Morgan Securities, Inc., 6.48%, dated 9/29/1995, due 10/2/1995                   19,080,000
                ------------------------------------------------------------------------------
    30,000,000  (d)Goldman, Sachs & Co., 5.74%, dated 9/18/1995, due 10/18/1995                       30,000,000
                ------------------------------------------------------------------------------
    20,000,000  (d)Goldman, Sachs & Co., 5.74%, dated 9/20/1995, due 10/19/1995                       20,000,000
                ------------------------------------------------------------------------------
    25,000,000  (d)Goldman, Sachs & Co., 5.74%, dated 9/20/1995, due 10/23/1995                       25,000,000
                ------------------------------------------------------------------------------
    15,000,000  (d)Merrill Lynch Government Securities, Inc., 5.73%, dated
                9/14/1995, due 10/16/1995                                                             15,000,000
                ------------------------------------------------------------------------------



Fund for U.S. Government Securities, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
(C)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------------------
$  202,000,000  (d)Swiss Bank Corp., New York, 5.73%, dated 9/19/1995, due
                10/19/1995                                                                      $    202,000,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                      311,080,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS (IDENTIFIED COST $1,774,785,678)(E)                           $  1,800,023,681
                ------------------------------------------------------------------------------  ----------------


 (a) Because of monthly principal payments, the average lives of the Government National Association Modified Pass-Through Securities (based upon FHA/VA historical experience), Federal Home Loan Mortgage Corp. Participation Certificates, and Federal National Mortgage Association Pass-Through Securities are less than the stated maturities.

(b) These securities are subject to dollar roll transactions.

 (c) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (e) The cost of investments for federal tax purposes amounts to $1,774,785,678. The unrealized appreciation of investments on a federal tax basis amounts to $25,238,003 which is comprised of $26,482,236 appreciation and $1,244,233 depreciation at September 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($1,518,094,997) at September 30, 1995.

The following acronyms are used throughout this portfolio:

MPT--Modified Pass Through
PC--Participation Certificate
(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
--------------------------------------------------------------------------------------------------
Investments in securities                                                            $1,488,943,681
-----------------------------------------------------------------------------------
Investments in repurchase agreements                                                   311,080,000
-----------------------------------------------------------------------------------  -------------
    Total investments in securities, at value (identified and tax cost $1,774,785,678)              $1,800,023,681
--------------------------------------------------------------------------------------------------
Income receivable                                                                                      12,504,848
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                       100,002,744
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              1,332,962
--------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                    1,913,864,235
--------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable to bank                                                                      $     200,251
-----------------------------------------------------------------------------------
Payable for investments purchased                                                       94,809,757
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                443,321
-----------------------------------------------------------------------------------
Income distribution payable                                                              9,165,093
-----------------------------------------------------------------------------------
Payable for dollar roll transactions                                                   290,717,376
-----------------------------------------------------------------------------------
Accrued expenses                                                                           433,440
-----------------------------------------------------------------------------------  -------------
    Total liabilities                                                                                 395,769,238
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 193,093,296 shares outstanding                                                       $1,518,094,997
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $1,689,935,154
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             25,238,003
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                         (206,003,394)
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                     8,925,234
--------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                $1,518,094,997
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
CLASS A SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,371,117,085 / 174,398,618 shares outstanding)                                 $7.86
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $7.86)*                                                              $8.23
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share                                                                               $7.86
--------------------------------------------------------------------------------------------------  -------------
CLASS B SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($69,037,892 / 8,782,546 shares outstanding)                                      $7.86
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share                                                                                    $7.86
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (94.50/100 of $7.86)**                                                        $7.43
--------------------------------------------------------------------------------------------------  -------------
CLASS C SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($77,940,020 / 9,912,132 shares outstanding)                                      $7.86
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share                                                                                    $7.86
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (99.00/100 of $7.86)**                                                        $7.78
--------------------------------------------------------------------------------------------------  -------------


 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $8,411,687)                                                  $  60,621,166
---------------------------------------------------------------------------------------------------  -------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  4,577,644
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   573,331
-------------------------------------------------------------------------------------
Custodian fees                                                                              119,504
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    650,263
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    12,817
-------------------------------------------------------------------------------------
Auditing fees                                                                                10,065
-------------------------------------------------------------------------------------
Legal fees                                                                                   12,759
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    89,923
-------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                   197,898
-------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                   300,337
-------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                  1,727,354
-------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     65,966
-------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                    100,112
-------------------------------------------------------------------------------------
Share registration costs                                                                     40,422
-------------------------------------------------------------------------------------
Printing and postage                                                                         76,407
-------------------------------------------------------------------------------------
Insurance premiums                                                                           11,405
-------------------------------------------------------------------------------------
Taxes                                                                                       177,244
-------------------------------------------------------------------------------------
Miscellaneous                                                                                10,038
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       8,753,489
-------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $  (280,513)
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                         (690,941)
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class B Shares                          (10,555)
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                           (5,352)
------------------------------------------------------------------------  -----------
     Total waivers                                                                         (987,361)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   7,766,128
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                    52,855,038
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         4,822,039
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    34,538,419
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                    39,360,458
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  92,215,496
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                                (UNAUDITED)          YEAR ENDED
                                                                            SEPTEMBER 30, 1995     MARCH 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                        $      52,855,038     $  116,006,999
-------------------------------------------------------------------------
Net realized gain (loss) on investments ($4,822,039 net gain and $123,323,419 net loss, respectively, as computed for
federal tax purposes)                                                                4,822,039        (94,672,552)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                34,538,419         42,533,141
-------------------------------------------------------------------------  ---------------------  ----------------
    Change in net assets resulting from operations                                  92,215,496         63,867,588
-------------------------------------------------------------------------  ---------------------  ----------------
NET EQUALIZATION CREDITS (DEBITS)--                                                   (378,935)        (2,842,296)
-------------------------------------------------------------------------  ---------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------
  Class A Shares                                                                   (50,627,727)      (106,507,664)
-------------------------------------------------------------------------
  Class B Shares                                                                    (1,839,004)          (782,408)
-------------------------------------------------------------------------
  Class C Shares                                                                    (2,607,393)        (5,907,635)
-------------------------------------------------------------------------
  Select Shares                                                                     --                    (31,388)
-------------------------------------------------------------------------
Distributions in excess of net investment income
-------------------------------------------------------------------------
  Class B Shares                                                                    --                    (56,577)(a)
-------------------------------------------------------------------------  ---------------------  ----------------
    Change in net assets resulting from distributions
    to shareholders                                                                (55,074,124)      (113,285,672)
-------------------------------------------------------------------------  ---------------------  ----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                        92,806,931        145,070,864
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                           28,299,978         70,938,753
-------------------------------------------------------------------------
Cost of shares redeemed                                                           (122,279,475)      (479,721,960)
-------------------------------------------------------------------------  ---------------------  ----------------
    Change in net assets resulting from share transactions                          (1,172,566)      (263,712,343)
-------------------------------------------------------------------------  ---------------------  ----------------
         Change in net assets                                                       35,589,871       (315,972,723)
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                              1,482,505,126      1,798,477,849
-------------------------------------------------------------------------  ---------------------  ----------------
End of period (including undistributed net investment income of
$8,925,234 and $11,523,255, respectively)                                  $     1,518,094,997    $ 1,482,505,126
-------------------------------------------------------------------------  ---------------------  ----------------


(a) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Statement of Cash Flows
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995

CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                               $    92,215,496
-------------------------------------------------------------------------------------------------
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
PROVIDED BY OPERATING ACTIVITIES:
-------------------------------------------------------------------------------------------------
  Net increase in investments (including $25,238,003 of unrealized appreciation)                       (57,835,110)
-------------------------------------------------------------------------------------------------
  Increase in income receivable                                                                           (282,183)
-------------------------------------------------------------------------------------------------
  Increase in receivable for investments sold                                                          (27,478,583)
-------------------------------------------------------------------------------------------------
  Increase in payable for investments purchased                                                         36,811,563
-------------------------------------------------------------------------------------------------
  Decrease in accrued expenses                                                                            (123,199)
-------------------------------------------------------------------------------------------------
  Increase in payable to bank                                                                              200,251
-------------------------------------------------------------------------------------------------  ---------------
     Cash provided by operating activities                                                              43,508,235
-------------------------------------------------------------------------------------------------  ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------------------------
Net proceeds from the sale of shares                                                                    93,824,926
-------------------------------------------------------------------------------------------------
Net cost of shares redeemed                                                                           (124,402,821)
-------------------------------------------------------------------------------------------------
Equalization (debits) credits                                                                             (378,935)
-------------------------------------------------------------------------------------------------
Increase on payable for dollar roll transactions                                                         8,558,289
-------------------------------------------------------------------------------------------------
Distributions paid                                                                                     (21,112,869)
-------------------------------------------------------------------------------------------------  ---------------
     Cash used in financing activities                                                                 (43,511,410)
-------------------------------------------------------------------------------------------------  ---------------
Decrease in cash                                                                                            (3,175)
-------------------------------------------------------------------------------------------------  ---------------
Cash at beginning of period                                                                                  3,175
-------------------------------------------------------------------------------------------------  ---------------
Cash at end of period                                                                              $             0
-------------------------------------------------------------------------------------------------  ---------------


(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS
                           ENDED
                        (UNAUDITED)
                         SEPT. 30,                                     YEAR ENDED MARCH 31,
                           1995         1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD      $    7.67    $    7.89  $    8.50  $    8.51  $    8.41  $    8.23  $    8.01  $    8.41  $    8.56
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
 Net investment
 income                       0.28         0.57       0.63       0.71       0.75       0.77       0.78       0.76       0.78
---------------------
 Net realized and
 unrealized gain
 (loss) on
 investments                  0.20        (0.23)     (0.61)     (0.03)      0.08       0.19       0.21      (0.40)     (0.15)
---------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from
 investment
 operations                   0.48         0.34       0.02       0.68       0.83       0.96       0.99       0.36       0.63
---------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                      (0.29)       (0.56)     (0.63)     (0.69)     (0.73)     (0.78)     (0.77)     (0.76)     (0.78)
---------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END
OF PERIOD                $    7.86    $    7.67  $    7.89  $    8.50  $    8.51  $    8.41  $    8.23  $    8.01  $    8.41
---------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)              6.31%        4.59%      0.13%      8.31%     10.20%     12.12%     12.59%      4.47%      7.66%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
 Expenses                     0.95%*       0.95%      0.88%      0.83%      0.91%      0.97%      0.96%      0.96%      0.96%
---------------------
 Net investment
 income                       7.03%*       7.41%      7.50%      8.33%      8.69%      9.21%      9.32%      9.22%      9.31%
---------------------
 Expense waiver/
 reimbursement (b)            0.14%*       0.02%       --         --         --         --        0.04%        --       0.01%
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)         $1,371,117   $1,367,710  $1,693,293  $1,844,712  $1,384,117   $1,133,017  $1,039,493 $1,054,055 $1,150,395
---------------------
 Portfolio turnover           207%        154%         149%         52%         43%          27%         98%        83%        72%
---------------------

                         1987
NET ASSET VALUE,
BEGINNING OF PERIOD    $    8.77
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
 Net investment
 income                     0.80
---------------------
 Net realized and
 unrealized gain
 (loss) on
 investments               (0.21)
---------------------  ---------
 Total from
 investment
 operations                 0.59
---------------------  ---------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                    (0.80)
---------------------  ---------
NET ASSET VALUE, END
OF PERIOD              $    8.56
---------------------  ---------
TOTAL RETURN (A)            7.23%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
 Expenses                   0.95%
---------------------
 Net investment
 income                     9.24%
---------------------
 Expense waiver/
 reimbursement (b)          0.05%
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)        $1,193,389
---------------------
 Portfolio turnover          135%
---------------------


 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                    (UNAUDITED)       YEAR ENDED
                                                                                   SEPTEMBER 30,       MARCH 31,
                                                                                       1995             1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $    7.67         $    7.75
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                   0.25              0.37
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                  0.20             (0.06)
-------------------------------------------------------------------------------        -------           -------
  Total from investment operations                                                        0.45              0.31
-------------------------------------------------------------------------------        -------           -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.26)            (0.37)
-------------------------------------------------------------------------------
  Distributions in excess of net investment income                                      --                 (0.02)(b)
-------------------------------------------------------------------------------        -------           -------
  Total distributions                                                                    (0.26)            (0.39)
-------------------------------------------------------------------------------        -------           -------
NET ASSET VALUE, END OF PERIOD                                                       $    7.86         $    7.67
-------------------------------------------------------------------------------        -------           -------
TOTAL RETURN (C)                                                                          5.91%             4.13%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                                1.76%*            1.76%*
-------------------------------------------------------------------------------
  Net investment income                                                                   6.24%*            7.02%*
-------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                        0.07%*            0.06%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $69,038           $34,276
-------------------------------------------------------------------------------
  Portfolio turnover                                                                       207%              154%
-------------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from July 25, 1994 (date of initial public investment) to March 31, 1995.

(b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            SIX MONTHS
                                                                               ENDED
                                                                            (UNAUDITED)           YEAR ENDED
                                                                           SEPTEMBER 30,          MARCH 31,
                                                                               1995           1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 7.67           $ 7.89    $ 8.54
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                        0.25             0.51      0.54
-----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                       0.20            (0.23)    (0.63)
-----------------------------------------------------------------------     -------          -------  --------
  Total from investment operations                                             0.45             0.28     (0.09)
-----------------------------------------------------------------------     -------          -------  --------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                    (0.26)           (0.50)    (0.54)
-----------------------------------------------------------------------
  Distributions in excess of net investment income                              --             --        (0.02)(b)
-----------------------------------------------------------------------     -------          -------  --------
  Total distributions                                                         (0.26)           (0.50)    (0.56)
-----------------------------------------------------------------------     -------          -------  --------
NET ASSET VALUE, END OF PERIOD                                               $ 7.86           $ 7.67    $ 7.89
-----------------------------------------------------------------------     -------          -------  --------
TOTAL RETURN (C)                                                               5.88%           3.72%     (1.17)%
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                     1.78%*          1.79%      1.81%*
-----------------------------------------------------------------------
  Net investment income                                                        6.20%*          6.56%      6.45%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                             0.05%*          0.02%       --
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $77,940         $80,519   $103,433
-----------------------------------------------------------------------
  Portfolio turnover                                                            207%            154%       149%
-----------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from April 26, 1993 (date of initial public offering) to March 31, 1994.]

 (b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Financial Highlights--Select Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                  YEAR ENDED
                                                                                                  MARCH 31,
                                                                                             1995(A)      1994(B)
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $ 7.90       $ 8.24
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
  Net investment income                                                                        0.17         0.13
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                      (0.15)       (0.33)
-----------------------------------------------------------------------------------------  ---------   ---------
  Total from investment operations                                                             0.02        (0.20)
-----------------------------------------------------------------------------------------  ---------   ---------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.16)       (0.13)
-----------------------------------------------------------------------------------------
  Distributions in excess of net investment income                                             --          (0.01)(c)
-----------------------------------------------------------------------------------------  ---------   ---------
  Total distributions                                                                         (0.16)       (0.14)
-----------------------------------------------------------------------------------------  ---------   ---------
NET ASSET VALUE, END OF PERIOD                                                               $ 7.76       $ 7.90
-----------------------------------------------------------------------------------------  ---------   ---------
TOTAL RETURN (D)                                                                               0.28%       (2.51)%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
  Expenses                                                                                     1.80%*       1.81%*
-----------------------------------------------------------------------------------------
  Net investment income                                                                        6.09%*       6.65%*
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                        --       $1,751
-----------------------------------------------------------------------------------------
  Portfolio turnover                                                                            154%         149%
-----------------------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from April 1, 1994 to July 29, 1994 (date Select Shares ceased operations).]

 (b) Reflects operations for the period from January 15, 1994 (date of initial public investment) to March 31, 1994.

 (c) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Fund for U.S. Government Securities, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

1. ORGANIZATION

Fund for U.S. Government Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers 3 classes of shares:
Class A Shares, Class B Shares, and Class C Shares.

Previously, the Fund provided 4 classes of shares ("Class A", "Class B", "Class C" and "Select"). As of July 29, 1994, the Fund's Select Shares were no longer offered and were reclassified as Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.
     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


Fund for U.S. Government Securities, Inc.

--------------------------------------------------------------------------------

     At March 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $190,448,348, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

      EXPIRATION YEAR       EXPIRATION AMOUNT
           1996              $ 21,945,640
           1997              $ 13,496,695
           1999              $  4,037,707
           2000              $  2,560,450
           2001              $  5,923,640
           2002              $ 19,160,797
           2003              $123,323,419


     Additionally, net capital losses of $20,377,085 attributable to security transactions incurred after October 31, 1994 are treated as arising on April 1, 1995, the first day of the Fund's next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.
     STATEMENT OF CASH FLOWS--Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as


Fund for U.S. Government Securities, Inc.

--------------------------------------------------------------------------------
     cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at September 30, 1995.

     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1995, par value shares ($0.001 per share) authorized were as follows:

                       NO. OF PAR VALUE
  CLASS NAME       CAPITAL STOCK AUTHORIZED
     Class A               750,000,000
     Class B               500,000,000
     Class C               750,000,000


Transactions in capital stock were as follows:

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995                MARCH 31, 1995
CLASS A SHARES                                         SHARES          AMOUNT         SHARES          AMOUNT
Shares sold                                             5,946,325  $   42,927,476     11,722,674  $    89,460,417
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  3,424,468      26,551,919      8,973,807       68,149,188
--------------------------------------------------
Shares redeemed                                       (13,294,501)    (99,855,235)   (56,859,738)    (433,752,920)
--------------------------------------------------  -------------  --------------  -------------  ---------------
     Net change resulting from
     Class A share transactions                        (3,923,708) $  (30,375,840)   (36,163,257) $  (276,143,315)
--------------------------------------------------  -------------  --------------  -------------  ---------------


                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995               MARCH 31, 1995*
CLASS B SHARES                                         SHARES          AMOUNT         SHARES          AMOUNT
Shares sold                                             5,289,899  $   41,403,463      4,664,234  $    35,599,952
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    104,560         817,410         63,077          479,778
--------------------------------------------------
Shares redeemed                                        (1,080,958)     (8,462,660)      (258,267)      (1,965,937)
--------------------------------------------------  -------------  --------------  -------------  ---------------
     Net change resulting from
     Class B share transactions                         4,313,501  $   33,758,213      4,469,044  $    34,113,793
--------------------------------------------------  -------------  --------------  -------------  ---------------


* For the period from July 25, 1994 (date of initial public offering) to March 31, 1995.


Fund for U.S. Government Securities, Inc.

--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995                MARCH 31, 1995
CLASS C SHARES                                         SHARES          AMOUNT         SHARES          AMOUNT
Shares sold                                             1,081,553  $    8,475,992      2,299,459  $    17,762,992
--------------------------------------------------
Shares reclassified from Select Shares                                                   214,402        1,663,760
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    119,109         930,649        300,203        2,298,084
--------------------------------------------------
Shares redeemed                                        (1,783,417)    (13,961,580)    (5,426,379)     (41,597,151)
--------------------------------------------------  -------------  --------------  -------------  ---------------
     Net change resulting from
     Class C share transactions                          (582,755) $   (4,554,939)    (2,612,315) $   (19,872,315)
--------------------------------------------------  -------------  --------------  -------------  ---------------


                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995               MARCH 31, 1995**
SELECT SHARES                                          SHARES          AMOUNT         SHARES          AMOUNT
Shares sold                                              --              --               75,117  $       583,743
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                   --              --                1,522           11,703
--------------------------------------------------
Shares redeemed                                          --              --              (84,014)        (742,192)
--------------------------------------------------
Shares reclassified to Class C Shares                    --              --             (214,402)      (1,663,760)
--------------------------------------------------  -------------  --------------  -------------  ---------------
     Net change resulting from
     Class A share transactions                          --              --             (221,777) $    (1,810,506)
--------------------------------------------------  -------------  --------------  -------------  ---------------
          Net change resulting from
          share transactions                             (192,962) $   (1,172,566)   (34,528,278) $  (263,712,343)
--------------------------------------------------  -------------  --------------  -------------  ---------------


** For the period from April 1, 1994 to July 29, 1994 the date the Select shares were reclassified to Class C shares.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of .25 of 1% of the average daily net assets of the Fund, and (b) 4.5% of the gross income of the Fund, excluding capital gains or losses.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of


Fund for U.S. Government Securities, Inc.

--------------------------------------------------------------------------------
Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                           % OF AVG. DAILY
   SHARE CLASS NAME      NET ASSETS OF CLASS
         Class B               0.75 of 1%
         Class C               0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
September 30, 1995, were as follows:

------------------------------------------------------------------------------------------------
PURCHASES                                                                                         $  3,093,526,614
------------------------------------------------------------------------------------------------  ----------------
SALES                                                                                             $  3,051,116,695
------------------------------------------------------------------------------------------------  ----------------



Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other government agency.
Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.



   [logo]     FEDERATED FUNDS
SINCE 19955   Where Experts Invest

Federated Securities Corp. is the distributor of the fund

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 360799100
Cusip 360799209
Cusip 360799407
8110105 (11/95)                         [recycled logo]


                                    APPENDIX

A. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. The color-coded line graph is a visual representation of the narrative text above it, which shows that an initial investment of $26,000 on 10/06/69 in Fund for U.S. Government Securities, Inc. would have grown to $176,578 by 09/30/95. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from 1969 through 1995, and the right margin of the chart reflects a total investment range from $0 to $180,000. The chart further indicates the ending value attributable to principal, as well as the ending value attributable to reinvested income.

B. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. The color-coded line graph is a visual representation of the narrative text above it, which shows that, beginning on 10/06/69, twenty-six annual investments of $1,000 in Fund for U.S. Government Securities, Inc. would have grown to $87,378 by 09/30/95. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from 1969 through 1995, and the right margin of the chart reflects a total investment range from $0 to $90,000. The chart further indicates the ending value attributable to principal, as well as the ending value attributable to reinvested income.

C. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. The color-coded line graph is a visual representation of the narrative text above it, which shows that an initial investment of $100,000 on 09/30/85 in Fund for U.S. Government Securities, Inc., would have grown to $207,327 by 09/30/95. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from 1985 through 1995, and the right margin of the chart reflects a total investment range from $0 to $220,000. The chart further indicates the ending value attributable to principal, as well as the ending